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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:237 Park Avenue, Suite 900,
   	New York, NY 10017



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY			15 Feb 2008
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 20,921,755

Form 13F Information Table Value Total: $ 265,455,223



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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12/31/2007

USD

ITEM1				ITEM 2	ITEM 3	 	ITEM 4 	 	ITEM 5 		ITEM 6		SHARED
NAME OF ISSUER			TITLE  	CUSIP 	 	FAIR MKT 	SHRS OR 	SOLE	SHARED	OTHER
				CLASS 	NUMBER		VALUE		PRIN AMT 	(A)	(B)	(C)

ALLIANCE DATA SYSTEM CORP 	COMMON	18581108	 4,542,520 	 60,575 N	X
AMERICAN FINANCIAL REALTY 	COMMON	02607P305    	 24,443,685 	 3,047,841 N	X
ALABAMA NATIONAL BANCORPOR	OTC EQ	10317105	 10,228,902 	 131,460 N	X
AMIS HOLDINGS INC         	OTC EQ	31538101	 245,230 	 24,474 N	X
ANDREW CORP               	OTC EQ	34425108	 2,398,042 	 159,315 N	X
ARRIS GROUP INC           	OTC EQ	04269Q100    	 728,031 	 72,949 N	X
ADAMS RESPIRATORY THERAPEU	OTC EQ	00635P107    	 5,668,311 	 94,883 N	X
ASPREVA PHARMACEUTICALS   	OTC EQ	04538T109    	 21,731,268 	 835,818 N	X
BRADLEY PHARMACEUTICALS IN	COMMON	104576103	 1,231,152 	 62,495 N	X
CARRIER ACCESS CORP       	OTC EQ	144460102	 724,755 	 301,981 N	X
COGNOS INC                	OTC EQ	19244C109    	 23,352,124 	 405,606 N	X
COLEY PHARMACEUTICAL GROUP	OTC EQ	19388P106    	 2,666,944 	 333,368 N	X
COMMSCOPE INC             	COMMON	203372107	 1,856,742 	 37,731 N	X
CALL DOW JONES & CO I JAN 	CALL O	2605618AL    		 683 	 27,300 C	X
DOCUMENT SCIENCES CORP    	OTC EQ	25614R105    	 1,224,405 	 84,500 N	X
COVAD COMMUNICATIONS GROUP	COMMON	222814204	 3,646,132 	 4,239,688 N	X
VISCU INC			COMMON	92831L204	 19,381 	 109,316 N	X
E Z EM INC                	OTC EQ	269305405	 2,052,311 	 99,002 N	X
FIRST CONSULTING GROUP INC	OTC EQ	31986R103    	 27,585,677 	 2,133,463 N	X
FIRST CHARTER CORP-N.C.   	OTC EQ	319439105	 12,075,473 	 404,403 N	X
GOODMAN GLOBAL INC        	COMMON	38239A100    	 2,922,100 	 119,075 N	X
CALL GENESIS MICROCHI JAN 	CALL O	37184C8AU    	 12,128 	 11,000 C	X
GENESIS MICROCHIP INC     	OTC EQ	37184C103    	 13,453,366 	 1,569,821 N	X
CALL HARRAHS ENTERTA JAN 8	CALL O	4136198AQ    	 132,945 	 32,000 C	X
HARRAHS ENTERTAINMENT INC 	COMMON	413619107	 1,526,500 	 17,200 N	X
JOHN HANCOCK TAX ADVANTAGE	COMMON	41013V100    	 213,010 	 11,900 N	X
HUNTSMAN CORP             	COMMON	447011107	 7,663,740 	 298,200 N	X
NEW AMERICA HIGH INCOME FU	COMMON	641876107	 2,736,342 	 1,600,200 N	X
INTERTAPE POLYMER GROUP IN	COMMON	460919103	 2,015,352 	 642,600 N	X
LAPORTE BANCORP INC COM   	OTC EQ	516650108	 499,196 	 73,955 N	X
METAL MANAGEMENT INC      	COMMON	591097209	 3,930,149 	 86,320 N	X
CALL MGI PHARMA INC JAN 35	CALL O	5528808AG    	 203,770 	 26,700 C	X
MGI PHARMA INC            	OTC EQ	552880106	 13,196,568 	 325,600 N	X
MACROVISION CORP          	OTC EQ	555904101	 296,122 	 16,155 N	X
NEXTEST SYSTEMS CORP      	OTC EQ	653339101	 20,362,586 	 1,023,760 N	X
CALL NAVTEQ CORP  		CALL O	63936L8AN    	 138,040 	 23,800 C	X
NAVTEQ CORP               	COMMON	63936L100    	 742,694 	 9,824 	N	X
PENN NATIONAL GAMING INC  	OTC EQ	707569109	 4,367,576 	 73,343 N	X
CLAYMONT STEEL HOLDINGS IN	OTC EQ	18382P104    	 3,496,336 	 149,736 N	X
CALL RADIATION THERAP  		CALL O	7503238BX    	 94,700 	 14,000 C	X
PUT SPY OPTION  		PUT OP	78462G7RV    	 240,003 	 65,000 P	X
UAP HLDG CORP             	OTC EQ	903441103	 6,730,914 	 174,376 N	X
UNITED RENTALS INC        	COMMON	911363109	 679,320 	 37,000 N	X
UNITED RENTALS TRUST I CON	ADRS  	91136H306    	 3,168,750 	 75,000 N	X
US BIOENERGY CORP         	OTC EQ	90342V109    	 4,022,104 	 343,476 N	X
VISUAL SCIENCES INC DEL   	OTC EQ	92845H108    	 22,614,697 	 1,223,739 N	X
VERASUN ENERGY CORP       	COMMON	92336G106    	 3,574,450 	 211,807 N	X
							 265,455,223 	 20,921,755




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